Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2018
Entity Registrant Name	dei_EntityRegistrantName	ADVISORS SERIES TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001027596
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 13, 2019
Document Effective Date	dei_DocumentEffectiveDate	Sep. 13, 2019
Prospectus Date	rr_ProspectusDate	Nov. 28, 2018
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
O’Shaughnessy Market Leaders Value Fund
Class I - OFVIX
O’Shaughnessy Small Cap Value Fund
Class I - OFSIX
O’Shaughnessy Small/Mid Cap Growth Fund
Class I - OFMIX

Series of Advisors Series Trust

Supplement to the Prospectus and Statement of Additional Information (“SAI”), each dated November 28, 2018, as supplemented

Effective immediately, the O’Shaughnessy Market Leaders Value Fund, the O’Shaughnessy Small Cap Value Fund and the O’Shaughnessy Small/Mid Cap Growth Fund will no longer charge a redemption fee on Class I shares redeemed within 90 calendar days of purchase.

All references contained in the Prospectus and SAI to the redemption fee are hereby removed.

Supplement Closing [Text Block]	ck0001027596_SupplementClosingTextBlock	Please retain this Supplement with your Prospectus and SAI for future reference.
O'Shaughnessy Market Leaders Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	O’Shaughnessy Market Leaders Value Fund
O'Shaughnessy Market Leaders Value Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	OFVIX
O'Shaughnessy Small Cap Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	O’Shaughnessy Small Cap Value Fund
O'Shaughnessy Small Cap Value Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	OFSIX
O'Shaughnessy Small/Mid Cap Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	O’Shaughnessy Small/Mid Cap Growth Fund
O'Shaughnessy Small/Mid Cap Growth Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	OFMIX